UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21212

        Nuveen Insured California Tax-Free Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            8/31

Date of reporting period:          11/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Insured California Tax-Free Advantage Municipal Fund (NKX) November 30, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 2.3% (1.5% of Total Investments)
$1,625	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	BBB	$1,958,011
	Revenue Bonds, Series 2003A-2, 7.900%, 6/01/42

	Healthcare - 15.3% (10.3% of Total Investments)
1,500	California Health Facilities Financing Authority, Revenue Bonds, UCSF - Stanford Healthcare, Series	11/08 at 101.00	AAA	1,542,825
	1998A, 5.000%, 11/15/31 - FSA Insured
1,800	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance LLC,	8/11 at 102.00	A+	1,880,476
	Series 2001A, 5.550%, 8/01/31
6,000	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health System,	No Opt. Call	AAA	6,356,040
	Series 1998A, 5.000%, 8/01/22 - AMBAC Insured
2,000	California Statewide Community Development Authority, Hospital Revenue Bonds, Monterey Peninsula	6/13 at 100.00	AAA	2,116,140
	Hospital, Series 2003B, 5.250%, 6/01/23 - FSA Insured
1,260	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	A3	1,342,933
	Center, Series 2004, 5.875%, 7/01/26

	Housing/Multifamily - 1.3% (0.9% of Total Investments)
1,165	Poway, California, Housing Revenue Bonds, Revenue Bonds, Poinsettia Mobile Home Park, Series 2003,	5/13 at 102.00	BBB+	1,167,994
	5.000%, 5/01/23

	Long-Term Care - 5.8% (3.9% of Total Investments)
1,000	ABAG Finance Authority for Non-Profit Corporations, California, Insured Senior Living Revenue	11/12 at 100.00	A	1,040,860
	Bonds, Odd Fellows Home of California, Series 2003A, 5.200%, 11/15/22
2,000	California Health Facilities Financing Authority, Cal-Mortgage Insured Revenue Bonds, Northern	1/13 at 100.00	A	2,084,520
	California Retired Officers Community Corporation - Paradise Valley Estates, Series 2002, 5.250%,
	1/01/26
1,815	California Statewide Community Development Authority, Revenue Bonds, Jewish Home for the Aging,	11/13 at 100.00	A	1,881,865
	Series 2003, 5.000%, 11/15/18

	Tax Obligation/General - 48.7% (32.8% of Total Investments)
1,000	Berryessa Union School District, Santa Clara County, California, General Obligation Bonds, Series	8/12 at 100.00	AAA	1,051,160
	2003C, 5.000%, 8/01/21 - FSA Insured
2,000	Butte-Glenn Community College District, Butte and Glenn Counties, California, General Obligation	8/12 at 101.00	Aaa	2,077,940
	Bonds, Series 2002A, 5.000%, 8/01/26 - MBIA Insured
	California, General Obligation Refunding Bonds, Series 2002:
1,500	5.000%, 2/01/12	No Opt. Call	A	1,601,490
3,750	5.000%, 4/01/27 - AMBAC Insured	4/12 at 100.00	AAA	3,867,788
3,000	5.250%, 4/01/30 - XLCA Insured	4/12 at 100.00	AAA	3,142,020
500	California, General Obligation Bonds, Series 2004, 5.250%, 4/01/34	4/14 at 100.00	A	521,735
450	Fremont Unified School District, Alameda County, California, General Obligation Bonds, Series	8/12 at 101.00	AAA	468,369
	2002A, 5.000%, 8/01/25 - FGIC Insured
	Hacienda La Puente Unified School District, Los Angeles County, California, General Obligation
	Bonds, Series 2003B:
4,500	5.000%, 8/01/26 - FSA Insured	8/13 at 100.00	AAA	4,675,365
2,030	5.000%, 8/01/27 - FSA Insured	8/13 at 100.00	AAA	2,105,090
2,000	Los Angeles, California, General Obligation Bonds, Series 2002A, 5.000%, 9/01/22 - MBIA Insured	9/12 at 100.00	AAA	2,095,020
565	Los Angeles Community College District, Los Angeles County, California, General Obligation Bonds,	8/15 at 100.00	AAA	591,657
	Series 2005A, 5.000%, 6/01/26 - FSA Insured
10,500	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AAA	11,071,935
	7/01/22 - FSA Insured
1,000	Murrieta Valley Unified School District, Riverside County, California, General Obligation Bonds,	9/13 at 100.00	AAA	1,039,320
	Series 2003A, 5.000%, 9/01/26 - FGIC Insured
	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series 2005:
190	5.000%, 8/01/25 - MBIA Insured	8/15 at 100.00	AAA	198,508
200	5.000%, 8/01/26 - MBIA Insured	8/15 at 100.00	AAA	208,796
3,000	San Diego Unified School District, California, General Obligation Bonds, Election of 1998, Series	7/10 at 100.00	AAA	3,192,390
	2000B, 5.125%, 7/01/22 - MBIA Insured
	San Jose-Evergreen Community College District, Santa Clara County, California, General Obligation
	Bonds, Series 2005A:
145	5.000%, 9/01/25 - MBIA Insured	9/15 at 100.00	AAA	152,005
215	5.000%, 9/01/27 - MBIA Insured	9/15 at 100.00	AAA	224,692
3,855	San Rafael City High School District, Marin County, California, General Obligation Bonds, Series	8/12 at 100.00	AAA	3,979,324
	2003A, 5.000%, 8/01/28 - FSA Insured

	Tax Obligation/Limited - 42.9% (28.9% of Total Investments)
550	Baldwin Park Public Financing Authority, California, Sales Tax and Tax Allocation Bonds, Puente	8/13 at 102.00	BBB	572,127
	Merced Redevelopment Project, Series 2003, 5.250%, 8/01/21
2,025	Burbank Public Financing Authority, California, Revenue Refunding Bonds, Golden State Redevelopment	12/13 at 100.00	AAA	2,168,957
	Project, Series 2003A, 5.250%, 12/01/22 - AMBAC Insured
4,000	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Capital	12/12 at 100.00	AAA	4,105,720
	East End Project, Series 2002A, 5.000%, 12/01/27 - AMBAC Insured
2,000	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series 2003C,	12/13 at 100.00	A-	2,165,980
	5.500%, 6/01/16
1,610	Folsom Public Financing Authority, California, Special Tax Revenue Bonds, Series 2004A, 5.000%,	9/12 at 102.00	AAA	1,687,183
	9/01/21 - AMBAC Insured
130	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A, 5.000%,	9/15 at 100.00	AAA	136,913
	9/01/20 - XLCA Insured
5,540	Irvine Public Facilities and Infrastructure Authority, California, Assessment Revenue Bonds, Series	3/06 at 103.00	AAA	5,725,091
	2003C, 5.000%, 9/02/21 - AMBAC Insured
2,000	Los Angeles, California, Certificates of Participation, Municipal Improvement Corporation, Series	6/13 at 100.00	AAA	2,043,280
	2003AW, 5.000%, 6/01/33 - AMBAC Insured
1,770	Los Angeles Unified School District, California, Certificates of Participation, Administration	10/12 at 100.00	AAA	1,815,719
	Building Project II, Series 2002C, 5.000%, 10/01/27 - AMBAC Insured
1,500	Los Osos, California, Improvement Bonds, Community Services Wastewater Assessment District 1,	9/10 at 103.00	AAA	1,531,455
	Series 2002, 5.000%, 9/02/33 - MBIA Insured
500	Paramount Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1,	8/13 at 100.00	AAA	524,795
	Series 2003, 5.000%, 8/01/19 - MBIA Insured
150	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A,	9/15 at 100.00	AAA	152,714
	5.000%, 9/01/35 - XLCA Insured
315	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple Projects,	10/15 at 100.00	AAA	321,234
	Series 2005A, 5.000%, 10/01/35 - XLCA Insured
	San Buenaventura, California, Certificates of Participation, Golf Course Financing Project, Series
	2002D:
3,000	5.000%, 2/01/27 - AMBAC Insured	2/12 at 100.00	AAA	3,070,920
3,300	5.000%, 2/01/32 - AMBAC Insured	2/12 at 100.00	AAA	3,363,426
1,200	San Diego Redevelopment Agency, California, Subordinate Lien Tax Increment and Parking Revenue	9/09 at 101.00	Baa2	1,236,420
	Bonds, Centre City Project, Series 2003B, 5.250%, 9/01/26
1,220	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project,	8/10 at 101.00	AAA	1,241,167
	Series 2002, 5.000%, 8/01/32 - MBIA Insured
2,770	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Civic Center Project,	6/12 at 100.00	AAA	2,824,957
	Series 2002B, 5.000%, 6/01/32 - AMBAC Insured
2,390	Solano County, California, Certificates of Participation, Series 2002, 5.250%, 11/01/24 - MBIA	11/12 at 100.00	AAA	2,550,202
	Insured

	Transportation - 13.9% (9.4% of Total Investments)
5,480	Bay Area Governments Association, California, BART SFO Extension, Airport Premium Fare Revenue	8/12 at 100.00	AAA	5,628,070
	Bonds, Series 2002A, 5.000%, 8/01/26 - AMBAC Insured
2,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A,	1/10 at 100.00	BBB-	1,873,480
	5.000%, 1/01/35
3,135	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport,	5/08 at 101.00	AAA	3,243,596
	Second Series Issue 16B, 5.000%, 5/01/24 - FSA Insured
1,300	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport,	5/10 at 101.00	AAA	1,352,000
	Second Series 2000, Issue 26B, 5.000%, 5/01/25 - FGIC Insured

	U.S. Guaranteed*** - 1.3% (0.9% of Total Investments)
1,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	12/09 at 101.00	A3***	1,114,750
	Series 1999A, 6.250%, 12/01/34 (Pre-refunded to 12/01/09)

	Utilities - 5.7% (3.8% of Total Investments)
1,000	Anaheim Public Finance Authority, California, Second Lien Electric Distribution Revenue Bonds,	10/14 at 100.00	AAA	1,074,870
	Series 2004, 5.250%, 10/01/21 - MBIA Insured
3,055	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2001A-1,	7/11 at 100.00	AAA	3,245,143
	5.250%, 7/01/22 - FSA Insured
275	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2003A-2,	7/13 at 100.00	AAA	290,326
	5.000%, 7/01/21 - MBIA Insured
310	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	AAA	320,804
	9/01/31 - XLCA Insured

	Water and Sewer - 11.3% (7.6% of Total Investments)
1,185	Manteca Financing Authority, California, Sewerage Revenue Bonds, Series 2003B, 5.000%, 12/01/33 -	12/13 at 100.00	Aaa	1,194,089
	MBIA Insured
	San Diego Public Facilities Financing Authority, California, Subordinate Lien Water Revenue Bonds,
	Series 2002:
3,000	5.000%, 8/01/22 - MBIA Insured	8/12 at 100.00	AAA	3,142,080
2,500	5.000%, 8/01/23 - MBIA Insured	8/12 at 100.00	AAA	2,612,325
1,180	South Feather Water and Power Agency, California, Water Revenue Certificates of Participation,	4/13 at 100.00	BBB	1,210,090
	Solar Photovoltaic Project, Series 2003, 5.375%, 4/01/24
1,600	Sunnyvale Financing Authority, California, Water and Wastewater Revenue Bonds, Series 2001,	10/11 at 100.00	AAA	1,645,936
	5.000%, 10/01/26 - AMBAC Insured

$123,555	Total Long-Term Investments (cost $124,317,340) - 148.5%			128,822,087

	Other Assets Less Liabilities - 3.4%			2,898,413

	Preferred Shares, at Liquidation Value - (51.9)%			(45,000,000)

	Net Assets Applicable to Common Shares - 100%			$86,720,500

Forward Swaps outstanding at November 30, 2005:

		Fixed Rate	Fixed Rate	Floating Rate	Floating Rate			Unrealized
	Notional	Paid by the Fund	Payment	Received by the Fund	Payment	Effective	Termination	Appreciation
Counterparty	Amount	(annualized)	Frequency	Based On	Frequency	Date(2)	Date	(Depreciation)

Citigroup	$1,900,000	4.699%	Semi-annually	3-month USD-LIBOR	Quarterly	2/27/06	2/27/26	$122,180
JPMorgan	1,700,000	4.833%	Semi-annually	3-month USD-LIBOR	Quarterly	2/09/06	2/09/36	106,558
Morgan Stanley	2,400,000	4.816%	Semi-annually	3-month USD-LIBOR	Quarterly	2/15/06	2/15/36	157,461

								$386,199

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates)

At least 80% of the Fund’s net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund’s net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody’s, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

**	Ratings: Using the higher of Standard & Poor's or Moody's rating.

***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At November 30, 2005, the cost of investments was $125,282,461.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2005, were as follows:

Gross unrealized:
Appreciation	$4,625,799
Depreciation	(1,086,173)

Net unrealized appreciation (depreciation) of investments	$3,539,626

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured California Tax-Free Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         1/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         1/27/06

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         1/27/06

* Print the name and title of each signing officer under his or her signature.